Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Revenues	$ 127,079	$ 120,550	$ 115,846
Operating Expenses
Cost of services and sales (exclusive of items shown below)	49,931	44,887	46,275
Selling, general and administrative expense	41,016	27,089	39,951
Depreciation and amortization expense	16,533	16,606	16,460
Total Operating Expenses	107,480	88,582	102,686
Operating Income	19,599	31,968	13,160
Equity in earnings of unconsolidated businesses	1,780	142	324
Other income and (expense), net	(1,194)	(166)	(1,016)
Interest expense	(4,915)	(2,667)	(2,571)
Income Before (Provision) Benefit For Income Taxes	15,270	29,277	9,897
(Provision) Benefit for income taxes	(3,314)	(5,730)	660
Net Income	11,956	23,547	10,557
Net income attributable to noncontrolling interests	2,331	12,050	9,682
Net income attributable to Verizon	9,625	11,497	875
Net Income	$ 11,956	$ 23,547	$ 10,557
Basic Earnings Per Common Share
Net income attributable to Verizon	$ 2.42	$ 4.01	$ 0.31
Weighted-average shares outstanding (in millions)	3,974	2,866	2,853
Diluted Earnings Per Common Share
Net income attributable to Verizon	$ 2.42	$ 4.00	$ 0.31
Weighted-average shares outstanding (in millions)	3,981	2,874	2,862